Note 19 - Fair Value Measurements and Fair Values of Financial Instruments - Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investment in interest-earning time deposits		$ 10,536
FRB long-term borrowings		48,126
Reported Value Measurement [Member]
Investment in interest-earning time deposits	$ 7,924	9,463
Loans held for sale	107,823	53,191
Loans receivable, net	403,966	359,122
Deposits	447,166	354,845
FHLB long-term borrowings	23,193	28,193
FRB long-term borrowings	3,895	48,134
Subordinated debt	7,933	7,899
Estimate of Fair Value Measurement [Member]
Investment in interest-earning time deposits	8,091
Loans held for sale	112,843	62,396
Loans receivable, net	409,203	363,527
Deposits	446,576	358,112
FHLB long-term borrowings	23,231	28,284
FRB long-term borrowings	3,895
Subordinated debt	8,312	8,283
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Investment in interest-earning time deposits	8,091	10,536
Loans receivable, net	409,203	363,527
Deposits	179,321	202,695
FHLB long-term borrowings	23,231	28,284
FRB long-term borrowings	3,895	48,126
Subordinated debt	8,312	8,283
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Loans held for sale	112,843	62,396
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Deposits	$ 267,255	$ 155,417